ABERDEEN FUNDS

Aberdeen Optimal Allocations Fund: Moderate

Supplement to the Aberdeen Funds — Aberdeen Optimal Allocations Fund: Moderate Prospectus, dated February 27, 2012, as supplemented to date.

On July 24, 2012, the Board of Trustees of Aberdeen Funds (the “Trust”) approved the Reorganization (the “Reorganization”) of the Aberdeen Optimal Allocations Fund: Defensive, a series of the Trust, into the Aberdeen Optimal Allocations Fund: Moderate (the “Fund”), also a series of the Trust.  The Reorganization does not require approval by shareholders of either fund.  The Reorganization is expected to occur on or about September 24, 2012, or on such other date as the officers of the funds may determine (the “Closing Date”). Upon the closing of the Reorganization, the investment objective and investment strategies of the Fund will change, as set out below, and the name of the Fund will change to Aberdeen Diversified Income Fund.  Shareholders will receive a summary prospectus for the Aberdeen Diversified Income Fund following the Closing Date.

The Fund’s Prospectus is updated as set out below. The changes described will take effect on the Closing Date.

Effective on the Closing Date, all references to “Aberdeen Optimal Allocations Fund: Moderate” will be changed to “Aberdeen Diversified Income Fund.”

Effective on the Closing Date, the following sentence will replace the sentence under “Objective” in the Summary section of the Prospectus for the Fund:

The Aberdeen Diversified Income Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate) (the “Diversified Income Fund” or the “Fund”) seeks total return with an emphasis on current income.

Effective on the Closing Date, the following paragraphs will replace the paragraphs under “Principal Strategies” in the Summary section of the Prospectus for the Fund:

The Diversified Income Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying funds (“Underlying Funds”) that provide exposure to a wide spectrum of asset classes.  The Fund intends to allocate and reallocate its assets among a range of asset classes in a flexible and dynamic way to capture income from a number of fixed income, equity and other sources.  The types of asset classes to which the Underlying Funds provide exposure include U.S. and international equities, U.S. and international bonds (including emerging market bonds) and real estate.  The Fund may also allocate assets to a limited extent to Underlying Funds that pursue alternative investment strategies, such as commodity-linked instruments, equity sectors, currencies and floating rate loans.  The asset classes are selected primarily based on their income-generating potential, without regard to the source of income, although diversification benefits and potential for capital appreciation may also be considered.  The Fund may invest in Underlying Funds that do not have income as an objective, and to the extent it does so, it will not generate as much current income as a fund focused entirely on income-generation.  The Underlying Funds include, among others, mutual funds advised by Aberdeen

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Asset Management Inc., the Fund’s investment adviser (the “Adviser”), as well as unaffiliated mutual funds and exchange-traded funds.  There is no minimum or maximum amount of assets that can be invested in affiliated Underlying Funds.  The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures) in nature.

The Adviser develops strategic asset allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions.  The Fund’s portfolio management team constructs the Fund’s portfolio by setting target asset class allocations for the Fund.  The portfolio management team then manages the Fund’s portfolio by dynamically adjusting the Fund’s asset class allocations based on the Adviser’s asset allocation views and selecting Underlying Funds to obtain exposures to the asset classes.   As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset class. The target asset class allocations established by the portfolio management team are intended to promote diversification among the asset classes.  The Fund’s target and actual asset class allocations and the Underlying Funds held in the Fund’s portfolio are monitored by the portfolio management team on an ongoing basis and are adjusted periodically to reflect changes to the Adviser’s views.  The Fund retains the flexibility to emphasize specific asset class allocations based on relative valuations and other economic factors in order to seek to achieve the Fund’s objective. While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes depending on market conditions.  The Fund has the ability to invest, through the Underlying Funds, in small, medium or large capitalization issuers without regard to credit quality or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole.  At times, the Fund may emphasize any one of these exposures.  Asset classes may be added or removed at the Adviser’s discretion.

For additional information regarding the above identified strategies, see “Fund Details: Additional Information about Principal Strategies” in the Prospectus.

Effective on the Closing Date, the following risk factors under “Principal Risks” in the Summary section of the Prospectus for the Fund will be updated as set out below. Additional risk factors are disclosed in the Prospectus.

Asset Allocation Risk — The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  To the extent the Fund invests in Underlying Funds that expose it to non-traditional or alternative asset classes (which include investments that focus on a specialized asset class (e.g. long-short strategies) as well as specific market sectors within a broader asset class), the Fund will be exposed to the increased risk associated with those asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund’s investment allocation to it.

Asset Class Variation Risk — The Underlying Funds invest principally in the securities or investments constituting their asset class. However, under normal market

2

conditions, an Underlying Fund may vary the percentage of its assets in these securities or investments (subject to any applicable regulatory requirements). Depending upon the percentage of securities or investments in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities or investments in a particular asset class may vary substantially from its allocation model for that asset class.

Effective on the Closing Date, the following risk factors will be added to “Principal Risks of Underlying Funds” in the Summary section of the Prospectus for the Fund:

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures).  To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value.  In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.  Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.  These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.  In addition, a floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.

Sector Risk - At times, the Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small- and Mid-Cap Securities Risk — In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Effective on the Closing Date, the section entitled “Fund Details — Additional Information about Principal Strategies — Aberdeen Optimal Allocations Funds” will be deleted.

Effective on the Closing Date, the section entitled “Principal Investments of the Underlying Funds for Optimal Funds” under “Fund Details” will be renamed

3

“Investments of the Underlying Funds” and the following paragraph will be added under such section:

Floating Rate Loans — Floating rate loans are debt securities issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

Effective on the Closing Date, the section entitled “Principal Risks of the Underlying Funds for Optimal Funds” under “Fund Details” will be renamed “Risks of the Underlying Funds” and the following risk factors will be added under such section:

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures).  To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value.  In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.  Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.  These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Recent Market Events Risk — The equity and debt capital markets in the United States and internationally recently experienced financial crisis that has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  The withdrawal of this support could also negatively affect the value and liquidity of certain securities.  This environment could make identifying investment risks and opportunities especially difficult for the Adviser.

Europe — Recent Events — A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced

4

extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Whether or not an Underlying Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Underlying Fund’s investments.

Floating Rate Loan Risk — Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.  In addition, the value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Funds or an Underlying Fund to have to sell securities or invest additional cash. These transactions may adversely affect each Fund’s and Underlying Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of each Fund or an Underlying Fund and result in overdraft charges to each Fund or an Underlying Fund until the sale of portfolio securities to cover the redemption request settle.

Regulatory Risk - Regulatory changes could adversely affect each Fund and/or an Underlying Fund by limiting its trading activities in futures and swaps and increasing Fund expenses. On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules which will limit each Fund’s and Underlying Fund’s ability to use futures and swaps in reliance on certain past CFTC exemptions. If a Fund or an Underlying Fund cannot execute its investment strategies within the new limits, its investment adviser will be required to register with the CFTC as a “commodity pool operator” with respect to the fund.  As a result of such registration, the disclosure and operations of the fund will need to comply with all applicable regulations governing commodity pools, which will increase the fund’s regulatory compliance costs.

Restricted Securities Risk — Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. An Underlying Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”) under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as an Underlying Fund, but whose resale in the U.S. is permitted only in limited circumstances.

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Investments in restricted securities could have the effect of increasing the level of an Underlying Fund’s illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and an Underlying Fund might be unable to dispose of such securities promptly or at prices reflecting their true value. Additionally, a restricted security that was liquid at the time of purchase may subsequently become illiquid.

Restricted securities that are determined to be illiquid may not exceed an Underlying Fund’s limit on investments in illiquid securities. After the purchase of restricted securities, the Underlying Fund’s Board of Trustees or its delegates will continue to monitor liquidity of that security to ensure that the Underlying Fund’s holdings of illiquid securities do not exceed its limit on investments in such securities.

An Underlying Fund’s ability to invest in restricted securities provides the Underlying Fund with opportunities to diversify and invest in securities of issuers wishing to offer and sell their securities internationally to non-U.S. investors, potentially enhancing the Underlying Fund’s opportunity to increase its investment returns in ways that are consistent with its investment objective.

Sector Risk - At times, a Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap and Mid-Cap Risk — In general, stocks of small-cap and mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

THIS SUPPLEMENT IS DATED JULY 26, 2012

Please keep this supplement for future reference

6

ABERDEEN FUNDS

Aberdeen Optimal Allocations Fund: Moderate

Supplement to the Aberdeen Funds — Aberdeen Optimal Allocations Fund: Moderate Statement of Additional Information (“SAI”), dated February 27, 2012, as supplemented to date.

On July 24, 2012, the Board of Trustees of Aberdeen Funds (the “Trust”) approved the Reorganization (the “Reorganization”) of the Aberdeen Optimal Allocations Fund: Defensive, a series of the Trust, into the Aberdeen Optimal Allocations Fund: Moderate (the “Fund”), also a series of the Trust.  The Reorganization does not require approval by shareholders of either fund.  The Reorganization is expected to occur on or about September 24, 2012, or on such other date as the officers of the funds may determine (the “Closing Date”). Upon the closing of the Reorganization, the investment objective and investment strategies of the Fund will change, as set out in the supplement to the Prospectus, and the name of the Fund will change to Aberdeen Diversified Income Fund.

Effective on the Closing Date, all references to “Aberdeen Optimal Allocations Fund: Moderate” in the SAI will be changed to “Aberdeen Diversified Income Fund.”

THIS SUPPLEMENT IS DATED JULY 26, 2012

Please keep this supplement for future reference

ABERDEEN FUNDS

Aberdeen Optimal Allocations Fund: Moderate Growth

Supplement to the Aberdeen Funds — Aberdeen Optimal Allocations Fund: Moderate Growth Prospectus, dated February 27, 2012, as supplemented to date.

On July 24, 2012, the Board of Trustees of Aberdeen Funds (the “Trust”) approved the Reorganization (the “Reorganization”) of the Aberdeen Optimal Allocations Fund: Growth, a series of the Trust, into the Aberdeen Optimal Allocations Fund: Moderate Growth (the “Fund”), also a series of the Trust.  The Reorganization does not require approval by shareholders of either fund.  The Reorganization is expected to occur on or about September 24, 2012, or on such other date as the officers of the funds may determine (the “Closing Date”). Upon the closing of the Reorganization, the investment objective and investment strategies of the Fund will change, as set out below, and the name of the Fund will change to Aberdeen Dynamic Allocation Fund.  Shareholders will receive a summary prospectus for the Aberdeen Dynamic Allocation Fund following the Closing Date.

The Fund’s Prospectus is updated as set out below.  The changes described will take effect on the Closing Date.

Effective on the Closing Date, all references to “Aberdeen Optimal Allocations Fund: Moderate Growth” will be changed to “Aberdeen Diversified Alternatives Fund.”

Effective on the Closing Date, the following sentence will replace the sentence under “Objective” in the Summary section of the Prospectus for the Fund:

The Aberdeen Dynamic Allocation Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth) (the “Dynamic Allocation Fund” or the “Fund”) seeks total return.

Effective on the Closing Date, the following paragraphs will replace the paragraphs under “Principal Strategies” in the Summary section of the Prospectus for the Fund:

The Dynamic Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying funds (“Underlying Funds”) that provide exposure to a wide spectrum of asset classes.  The Fund intends to allocate and reallocate its assets among a range of asset classes in a flexible and dynamic way to capture return from a number of equity, fixed income and other sources.  The types of asset classes to which the Underlying Funds provide exposure include U.S. and international equities, U.S. and international bonds (including emerging market bonds) and real estate.  The Fund may also allocate assets to a limited extent to Underlying Funds that pursue alternative investment strategies, such as managed futures, commodity-linked instruments, equity sectors, currencies and floating rate loans.  The Underlying Funds include, among others, mutual funds advised by Aberdeen Asset Management Inc., the Fund’s investment adviser (the “Adviser”), as well as unaffiliated mutual funds and exchange-traded funds.  There is no minimum or maximum amount of assets that can be invested in affiliated Underlying Funds.  The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures) in nature.

1

The Adviser develops strategic asset allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions.  The Fund’s portfolio management team constructs the Fund’s portfolio by setting target asset class allocations for the Fund.  The portfolio management team then manages the Fund’s portfolio by dynamically adjusting the Fund’s asset class allocations based on the Adviser’s asset allocation views and selecting Underlying Funds to obtain exposures to the asset classes. As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset class.  The Fund’s target and actual asset class allocations and the Underlying Funds held in the Fund’s portfolio are monitored by the portfolio management team on an ongoing basis and are adjusted periodically to reflect changes to the Adviser’s views.  The Fund retains the flexibility to emphasize specific asset class allocations based on relative valuations and other economic factors in order to seek to achieve the Fund’s objective.  While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes depending on market conditions.  The Fund has the ability to invest, through the Underlying Funds, in small, medium or large capitalization issuers without regard to credit quality or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole.  At times, the Fund may emphasize any one of these exposures.  Asset classes may be added or removed at the Adviser’s discretion.

For additional information regarding the above identified strategies, see “Fund Details: Additional Information about Principal Strategies” in the Prospectus.

Effective on the Closing Date, the following risk factors under “Principal Risks” in the Summary section of the Prospectus for the Fund will be updated as set out below. Additional risk factors are disclosed in the Prospectus.

Asset Allocation Risk — The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  To the extent the Fund invests in Underlying Funds that expose it to non-traditional or alternative asset classes (which include investments that focus on a specialized asset class (e.g. long-short strategies) as well as specific market sectors within a broader asset class), the Fund will be exposed to the increased risk associated with those asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund’s investment allocation to it.

Asset Class Variation Risk — The Underlying Funds invest principally in the securities or investments constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities or investments (subject to any applicable regulatory requirements). Depending upon the percentage of securities or investments in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the

2

securities or investments in a particular asset class may vary substantially from its allocation model for that asset class.

Effective on the Closing Date, the following risk factors will be added to “Principal Risks of Underlying Funds” in the Summary section of the Prospectus for the Fund:

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures).  To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value.  In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.  Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.  These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.  In addition, a floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.

Sector Risk - At times, the Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small- and Mid-Cap Securities Risk — In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Effective on the Closing Date, the section entitled “Fund Details — Additional Information about Principal Strategies — Aberdeen Optimal Allocations Funds” will be deleted.

Effective on the Closing Date, the section entitled “Principal Investments of the Underlying Funds for Optimal Funds” under “Fund Details” will be renamed “Investments of the Underlying Funds” and the following paragraph will be added under such section:

Floating Rate Loans — Floating rate loans are debt securities issued by companies or other entities with floating interest rates that reset periodically. Most floating rate

3

loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

Effective on the Closing Date, the section entitled “Principal Risks of the Underlying Funds for Optimal Funds” under “Fund Details” will be renamed “Risks of the Underlying Funds” and the following risk factors will be added under such section:

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures).  To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value.  In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.  Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.  These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Recent Market Events Risk — The equity and debt capital markets in the United States and internationally recently experienced financial crisis that has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  The withdrawal of this support could also negatively affect the value and liquidity of certain securities.  This environment could make identifying investment risks and opportunities especially difficult for the Adviser.

Europe — Recent Events — A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Whether or not an Underlying Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Underlying Fund’s investments.

4

Floating Rate Loan Risk — Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.  In addition, the value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Funds or an Underlying Fund to have to sell securities or invest additional cash. These transactions may adversely affect each Fund’s and Underlying Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of each Fund or an Underlying Fund and result in overdraft charges to each Fund or an Underlying Fund until the sale of portfolio securities to cover the redemption request settle.

Regulatory Risk - Regulatory changes could adversely affect each Fund and/or an Underlying Fund by limiting its trading activities in futures and swaps and increasing Fund expenses. On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules which will limit each Fund’s and Underlying Fund’s ability to use futures and swaps in reliance on certain past CFTC exemptions. If a Fund or an Underlying Fund cannot execute its investment strategies within the new limits, its investment adviser will be required to register with the CFTC as a “commodity pool operator” with respect to the fund.  As a result of such registration, the disclosure and operations of the fund will need to comply with all applicable regulations governing commodity pools, which will increase the fund’s regulatory compliance costs.

Restricted Securities Risk — Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. An Underlying Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”) under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as an Underlying Fund, but whose resale in the U.S. is permitted only in limited circumstances.

Investments in restricted securities could have the effect of increasing the level of an Underlying Fund’s illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and an Underlying Fund might be unable to dispose of such securities

5

promptly or at prices reflecting their true value. Additionally, a restricted security that was liquid at the time of purchase may subsequently become illiquid.

Restricted securities that are determined to be illiquid may not exceed an Underlying Fund’s limit on investments in illiquid securities. After the purchase of restricted securities, the Underlying Fund’s Board of Trustees or its delegates will continue to monitor liquidity of that security to ensure that the Underlying Fund’s holdings of illiquid securities do not exceed its limit on investments in such securities.

An Underlying Fund’s ability to invest in restricted securities provides the Underlying Fund with opportunities to diversify and invest in securities of issuers wishing to offer and sell their securities internationally to non-U.S. investors, potentially enhancing the Underlying Fund’s opportunity to increase its investment returns in ways that are consistent with its investment objective.

Sector Risk - At times, a Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap and Mid-Cap Risk — In general, stocks of small-cap and mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

THIS SUPPLEMENT IS DATED JULY 26, 2012

Please keep this supplement for future reference

6

ABERDEEN FUNDS

Aberdeen Optimal Allocations Fund: Moderate Growth

Supplement to the Aberdeen Funds — Aberdeen Optimal Allocations Fund: Moderate Growth Statement of Additional Information (“SAI”), dated February 27, 2012, as supplemented to date.

On July 24, 2012, the Board of Trustees of Aberdeen Funds (the “Trust”) approved the Reorganization (the “Reorganization”) of the Aberdeen Optimal Allocations Fund: Growth, a series of the Trust, into the Aberdeen Optimal Allocations Fund: Moderate Growth (the “Fund”), also a series of the Trust.  The Reorganization does not require approval by shareholders of either fund.  The Reorganization is expected to occur on or about September 24, 2012, or on such other date as the officers of the funds may determine (the “Closing Date”). Upon the closing of the Reorganization, the investment objective and investment strategies of the Fund will change, as set out in the supplement to the Prospectus, and the name of the Fund will change to Aberdeen Dynamic Allocation Fund.

Effective on the Closing Date, all references to “Aberdeen Optimal Allocations Fund: Moderate Growth” in the SAI will be changed to “Aberdeen Diversified Alternatives Fund.”

THIS SUPPLEMENT IS DATED JULY 26, 2012

Please keep this supplement for future reference

ABERDEEN FUNDS

Aberdeen Optimal Allocations Fund: Specialty

Supplement to the Aberdeen Funds — Aberdeen Optimal Allocations Fund: Specialty Prospectus, dated February 27, 2012, as supplemented to date.

On July 24, 2012, the Board of Trustees of Aberdeen Funds (the “Trust”) approved certain changes to the investment objective and investment strategies of the Aberdeen Optimal Allocations Fund: Specialty (the “Fund”), a series of the Trust, as set out below.

To reflect the changes to the investment strategies, the Fund’s name will be changed to Aberdeen Diversified Alternatives Fund.

The Fund’s Prospectus is updated as set out below.  The changes described will take effect on September 24, 2012 (“Effective Date”).  Shareholders will receive a summary prospectus for the Aberdeen Diversified Alternatives Fund following the Effective Date.

As of the Effective Date, all references to “Aberdeen Optimal Allocations Fund: Specialty” will be changed to “Aberdeen Diversified Alternatives Fund.”

As of the Effective Date, the following sentence will replace the sentence under “Objective” in the Summary section of the Prospectus for the Fund:

The Aberdeen Diversified Alternatives Fund (formerly, Aberdeen Optimal Allocations Fund: Specialty) (the “Diversified Alternatives Fund” or the “Fund”) seeks total return.

As of the Effective Date, the following paragraphs will replace the paragraphs under “Principal Strategies” in the Summary section of the Prospectus for the Fund:

The Diversified Alternatives Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying funds (“Underlying Funds”) that provide exposure to non-traditional or alternative asset classes or investment strategies.  The Fund intends to allocate and reallocate its assets among a range of non-traditional or alternative asset classes in a flexible and dynamic way to capture return from such non-traditional or alternative sources.  The Fund’s non-traditional or alternative exposures include industry sector equity strategies, long-short strategies, foreign currency trading strategies, floating rate bank loans, emerging market bonds, managed futures strategies, real estate and  other non-core investments. The Fund seeks to provide a return that has low correlation to traditional core asset classes (i.e., U.S. large cap equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures in measured amounts.  In selecting Underlying Funds and asset class exposures, the Adviser will take asset diversification and potential volatility of return into account.  Non-traditional or alternative asset categories have tended over time to have a lower correlation with the broad U.S. stock and bond markets.  The Underlying Funds include, among others, mutual funds advised by Aberdeen Asset Management Inc., the Fund’s investment adviser (the “Adviser”), as well as unaffiliated mutual funds and exchange-traded funds.  There is no minimum or maximum amount of assets that can be invested in affiliated Underlying Funds.  The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures) in nature.

The Adviser develops strategic asset allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions.  The Fund’s portfolio management team constructs the Fund’s portfolio by setting target asset class allocations for the Fund.  The portfolio management team then manages the Fund’s portfolio by dynamically adjusting the Fund’s asset class allocations based on the Adviser’s asset allocation views and selecting Underlying Funds to obtain exposures to the asset classes.  The asset category allocations for the Fund are limited to non-traditional or alternative asset categories.  As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset category. The target asset category allocations established by the portfolio management team are intended to promote diversification among the asset classes.  The Fund’s target and actual asset category allocations and the Underlying Funds held in the Fund’s portfolio are monitored by the portfolio management team on an ongoing basis and may be adjusted to reflect changes to the Adviser’s views.  The Fund retains the flexibility to emphasize specific asset category allocations based on relative valuations and other economic factors in order to seek to achieve the Fund’s objective. While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes (including real estate and commodities) depending on market conditions.  The Fund has the ability to invest, through the Underlying Funds, in small, medium or large capitalization issuers without regard to credit quality or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole.  At times, the Fund may emphasize any one of these exposures.  Asset classes may be added or removed at the Adviser’s discretion.

For additional information regarding the above identified strategies, see “Fund Details: Additional Information about Principal Strategies” in the prospectus.

As of the Effective Date, the following risk factors under “Principal Risks” in the Summary section of the Prospectus for the Fund will be updated as set out below. Additional risk factors are disclosed in the Prospectus.

Asset Allocation Risk — The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  To the extent the Fund invests in Underlying Funds that expose it to non-traditional or alternative asset classes (which include investments that focus on a specialized asset class (e.g. long-short strategies) as well as specific market sectors within a broader asset class), the Fund will be exposed to the increased risk associated with those asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund’s investment allocation to it.

Asset Class Variation Risk — The Underlying Funds invest principally in the securities or investments constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities or investments (subject to any applicable regulatory requirements). Depending upon the percentage of securities or investments in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities or investments in a particular asset class may vary substantially from its allocation model for that asset class.

As of the Effective Date, the following risk factors will be added to “Principal Risks of Underlying Funds” in the Summary section of the Prospectus for the Fund:

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures).  To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value.  In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.  Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.  These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.  In addition, a floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.

Sector Risk - At times, the Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small- and Mid-Cap Securities Risk — In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

As of the Effective Date, the section entitled “Fund Details — Additional Information about Principal Strategies — Aberdeen Optimal Allocations Funds” will be deleted.

As of the Effective Date, the section entitled “Principal Investments of the Underlying Funds for Optimal Funds” under “Fund Details” will be renamed

“Investments of the Underlying Funds” and the following paragraph will be added under such section:

Floating Rate Loans — Floating rate loans are debt securities issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

As of the Effective Date, the section entitled “Principal Risks of the Underlying Funds for Optimal Funds” under “Fund Details” will be renamed “Risks of the Underlying Funds” and the following risk factors will be added under such section:

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures).  To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value.  In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.  Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.  These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Recent Market Events Risk — The equity and debt capital markets in the United States and internationally recently experienced financial crisis that has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  The withdrawal of this support could also negatively affect the value and liquidity of certain securities.  This environment could make identifying investment risks and opportunities especially difficult for the Adviser.

Europe — Recent Events — A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Whether or not an Underlying Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Underlying Fund’s investments.

Floating Rate Loan Risk — Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.  In addition, the value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Funds or an Underlying Fund to have to sell securities or invest additional cash. These transactions may adversely affect each Fund’s and Underlying Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of each Fund or an Underlying Fund and result in overdraft charges to each Fund or an Underlying Fund until the sale of portfolio securities to cover the redemption request settle.

Regulatory Risk - Regulatory changes could adversely affect each Fund and/or an Underlying Fund by limiting its trading activities in futures and swaps and increasing Fund expenses. On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules which will limit each Fund’s and Underlying Fund’s ability to use futures and swaps in reliance on certain past CFTC exemptions. If a Fund or an Underlying Fund cannot execute its investment strategies within the new limits, its investment adviser will be required to register with the CFTC as a “commodity pool operator” with respect to the fund.  As a result of such registration, the disclosure and operations of the fund will need to comply with all applicable regulations governing commodity pools, which will increase the fund’s regulatory compliance costs.

Restricted Securities Risk — Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. An Underlying Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”) under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as an Underlying Fund, but whose resale in the U.S. is permitted only in limited circumstances.

Investments in restricted securities could have the effect of increasing the level of an Underlying Fund’s illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and an Underlying Fund might be unable to dispose of such securities promptly or at prices reflecting their true value. Additionally, a restricted security that was liquid at the time of purchase may subsequently become illiquid.

Restricted securities that are determined to be illiquid may not exceed an Underlying Fund’s limit on investments in illiquid securities. After the purchase of restricted securities, the Underlying Fund’s Board of Trustees or its delegates will continue to monitor liquidity of that security to ensure that the Underlying Fund’s holdings of illiquid securities do not exceed its limit on investments in such securities.

An Underlying Fund’s ability to invest in restricted securities provides the Underlying Fund with opportunities to diversify and invest in securities of issuers wishing to offer and sell their securities internationally to non-U.S. investors, potentially enhancing the Underlying Fund’s opportunity to increase its investment returns in ways that are consistent with its investment objective.

Sector Risk - At times, a Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap and Mid-Cap Risk — In general, stocks of small-cap and mid-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors.

THIS SUPPLEMENT IS DATED JULY 26, 2012

Please keep this supplement for future reference

ABERDEEN FUNDS

Aberdeen Optimal Allocations Fund: Specialty

Supplement to the Aberdeen Funds — Aberdeen Optimal Allocations Fund: Specialty Statement of Additional Information (“SAI”), dated February 27, 2012, as supplemented to date.

On July 24, 2012, the Board of Trustees of Aberdeen Funds (the “Trust”) approved certain changes to the investment objective and investment strategies of the Aberdeen Optimal Allocations Fund: Specialty (the “Fund”), a series of the Trust, as set out in the supplement to the Prospectus.

To reflect the changes to the investment strategies, the Fund’s name will be changed to Aberdeen Diversified Alternatives Fund as of September 24, 2012 (“Effective Date”).

As of the Effective Date, all references to “Aberdeen Optimal Allocations Fund: Specialty” in the SAI will be changed to “Aberdeen Diversified Alternatives Fund.”

THIS SUPPLEMENT IS DATED JULY 26, 2012

Please keep this supplement for future reference